Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Summary of Certain Selected Components of Discontinued Operations	The following table summarizes certain selected components of discontinued operations for the spun-off entity:
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Revenues	$1,620	$2,582
Cost of Revenues	483	589
Gross Profit	1,137	1,993

Operating Expenses
Research and development	1,514	1,961
Sales and marketing	988	1,107
General and administrative	1,644	1,446
Earnout compensation benefit	—	(2,827)
Acquisition related costs	—	6
Transaction costs	1,043	—
Amortization of intangibles	805	975
Total Operating Expenses	5,994	2,668

Loss from Operations	(4,857)	(675)

Other Income (Expense)
Interest (expense)/income, net	1	1
Total Other Income (Expense)	1	1

Loss from discontinued operations, before tax	(4,856)	(674)
Income tax provision	$—	(100)
Loss from discontinued operations, net of tax	(4,856)	(774)
As of December 31, 2022
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000
Accounts receivable	1,338
Prepaid expenses and other current assets	923
Current Assets of Discontinued Operations	$12,261

Long Term Assets of Discontinued Operations
Property and equipment, net	$202
Operating Lease Right-of-Use Asset, net	681
Software development costs, net	487
Intangible assets, net	19,289
Other Assets	52
Long Term Assets of Discontinued Operations	$20,711
As of December 31, 2022
Current Liabilities of Discontinued Operations
Accounts payable	$1,054
Accrued liabilities	1,736
Operating lease obligation, current	266
Deferred revenue	2,162
Current Liabilities of Discontinued Operations	$5,218

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444
Other Liabilities, noncurrent	28
Long Term Liabilities of Discontinued Operations	$472
The following table summarizes certain selected components of income from discontinued operations:
	Year Ended December 31, 2022	Year Ended December 31, 2021
Revenues	$8,470	$6,368
Cost of Revenues	2,064	1,646
Gross Profit	6,406	4,722

Operating Expenses
Research and development	9,323	6,704
Sales and marketing	4,996	4,763
General and administrative	10,540	20,607
Acquisition related costs	16	628
Impairment of goodwill and intangibles	5,540	11,896
Amortization of intangibles	3,885	3,046
Total Operating Expenses	34,300	47,644

Loss from Operations	(27,894)	(42,922)

Other Income (Expense)
Interest (expense)/income, net	4	1
Other income/(expense)	(1)	—
Total Other Income (Expense)	3	1

Loss from discontinued operations, before tax	(27,891)	(42,921)
Income tax (expense)/benefit	(184)	5,201
Loss from discontinued operations, net of tax	$(28,075)	$(37,720)
	As of December 31,
	2022	2021
Current Assets of Discontinued Operations
Cash and cash equivalents	$10,000	10,000
Accounts receivable	1,338	1,764
Notes and other receivables	273	106
Inventory	—	11
Prepaid expenses and other current assets	650	889
Current Assets of Discontinued Operations	$12,261	$12,770

Long Term Assets of Discontinued Operations
Property and equipment, net	$202	$231
Operating Lease Right-of-Use Asset, net	681	723
Software development costs, net	487	648
Intangible assets, net	19,289	23,468
Goodwill	—	5,545
Other Assets	52	76
Long Term Assets of Discontinued Operations	$20,711	$30,691

Current Liabilities of Discontinued Operations
Accounts payable	$1,054	$661
Accrued liabilities	1,736	7,882
Operating lease obligation, current	266	213
Deferred revenue	2,162	3,145
Current Liabilities of Discontinued Operations	$5,218	$11,901

Long Term Liabilities of Discontinued Operations
Operating lease obligation, noncurrent	$444	$531
Other Liabilities, noncurrent	28	28
Long Term Liabilities of Discontinued Operations	$472	$559